Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 25, 2018	Nov. 26, 2017
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value		$ 43,205	$ 43,223
Accumulated Amortization		(370)	(330)
Total		42,835	42,893
Amortization expense	$ 200
Acquired contractual rights [Member]
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value		462	480
Accumulated Amortization		(370)	(330)
Total		92	150
Trademarks [Member]
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Trademarks		$ 42,743	$ 42,743